Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)
U.S. federal, Current		$ (1,290)	$ (20,062)
State and local, Current	1,075	477	1,960
Foreign, Current	1,847	1,932	2,121
Total, Current	2,922	1,119	(15,981)
U.S. federal, Deferred	2,963	(14,174)	(14,862)
State and local, Deferred	1,125	(3,767)	(2,939)
Foreign, Deferred	(387)	(6,647)	(2,319)
Total, Deferred	3,701	(24,588)	(20,120)
U.S. federal, Total	2,963	(15,464)	(34,924)
State and local, Total	2,200	(3,290)	(979)
Foreign, Total	1,460	(4,715)	(198)
Income tax expense (benefit)	6,623	(23,469)	(36,101)
LAMAR MEDIA CORP
Income tax expense (benefit)
U.S. federal, Current		(1,290)	(19,691)
State and local, Current	1,075	529	2,026
Foreign, Current	1,847	1,932	2,121
Total, Current	2,922	1,171	(15,544)
U.S. federal, Deferred	3,088	(14,130)	(15,292)
State and local, Deferred	1,295	(3,607)	(2,991)
Foreign, Deferred	(386)	(6,647)	(2,319)
Total, Deferred	3,997	(24,384)	(20,602)
U.S. federal, Total	3,088	(15,420)	(34,983)
State and local, Total	2,370	(3,078)	(965)
Foreign, Total	1,461	(4,715)	(198)
Income tax expense (benefit)	$ 6,919	$ (23,213)	$ (36,146)